EMPOWER FUNDS, INC.
("Empower Funds")
Empower Large Cap Growth Fund	Empower Large Cap Value Fund
Institutional Class Ticker / MXGSX	Institutional Class Ticker / MXVHX
Investor Class Ticker / MXLGX	Investor Class Ticker / MXEQX
Investor II Class Ticker / MXHAX
Empower S&P 500® Index Fund
Institutional Class Ticker / MXKWX
Investor Class Ticker / MXVIX

(the "Fund(s)")
Quarterly Holdings Report

March 31, 2026
This report is submitted for general information and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP GROWTH FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 0.52%
69,172	Freeport-McMoRan Inc	$ 4,065,930
13,210	Linde PLC	6,548,990
		10,614,920
Communications — 21.50%
74,436	Alibaba Group Holding Ltd Sponsored ADR	9,338,741
355,098	Alphabet Inc Class C	101,863,411
464,887	Amazon.com Inc(a)	96,822,015
1,221	AppLovin Corp Class A(a)	485,958
5,784	Booking Holdings Inc	24,352,491
33,447	Ciena Corp(a)	12,985,129
2,024	DoorDash Inc Class A(a)	303,904
13,312	Hims & Hers Health Inc(a)(b)	276,357
686	MercadoLibre Inc(a)	1,186,108
58,975	Meta Platforms Inc Class A	33,741,367
67,294	Motorola Solutions Inc	29,203,578
266,446	Netflix Inc(a)	25,618,783
1,390,932	Pinterest Inc Class A(a)	25,509,693
9,666	Robinhood Markets Inc Class A(a)	669,854
1,037	Sea Ltd ADR(a)	85,874
122,810	Shopify Inc Class A(a)	14,567,722
26,876	Spotify Technology SA(a)	13,032,441
503,301	Uber Technologies Inc(a)	36,202,441
147,559	Walt Disney Co	14,221,736
16,289	Wayfair Inc Class A(a)	1,225,096
		441,692,699
Consumer, Cyclical — 8.76%
418	AutoZone Inc(a)	1,411,912
3,311	Carvana Co(a)(b)	1,040,912
200,087	Copart Inc(a)	6,642,889
30,888	Dollar General Corp	3,667,332
19,901	DR Horton Inc	2,730,815
47,913	Home Depot Inc	15,758,106
36,223	McDonald's Corp	11,257,746
237,502	O'Reilly Automotive Inc(a)	21,923,810
128,890	Ross Stores Inc	27,921,440
96,243	Tesla Inc(a)	35,778,336
197,304	TJX Cos Inc	31,509,449
164,073	Walmart Inc	20,390,993
		180,033,740
Consumer, Non-Cyclical — 15.72%
87,229	Abbott Laboratories	8,955,801
37,929	AbbVie Inc	8,249,178
20,402	Alnylam Pharmaceuticals Inc(a)	6,750,410
26,724	Amgen Inc	9,402,840
89,069	Bristol-Myers Squibb Co	5,402,035
190,646	Coca-Cola Co	14,498,628
72,720	Eli Lilly & Co	66,885,675
125,325	Gilead Sciences Inc	17,466,545
104,655	Insmed Inc(a)	17,113,186
58,863	Intuitive Surgical Inc(a)	27,135,255
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
95,022	Johnson & Johnson	$ 23,227,177
11,522	McKesson Corp	9,970,678
108,434	Merck & Co Inc	13,043,526
120,331	Monster Beverage Corp(a)	8,719,184
59,729	Natera Inc(a)	11,945,203
104,789	Philip Morris International Inc	17,325,813
51,408	Procter & Gamble Co	7,425,372
14,683	Quanta Services Inc	8,061,261
31,014	Thermo Fisher Scientific Inc	15,244,311
58,495	Vertex Pharmaceuticals Inc(a)	26,120,357
		322,942,435
Energy — 0.85%
4,499	Cheniere Energy Inc	1,276,636
95,290	Exxon Mobil Corp	16,166,901
		17,443,537
Financial — 7.87%
26,105	Berkshire Hathaway Inc Class B(a)	12,509,516
129,807	Charles Schwab Corp	12,199,262
23,547	Goldman Sachs Group Inc	19,920,527
210,439	Intercontinental Exchange Inc	33,097,846
90,907	Mastercard Inc Class A	45,422,592
127,223	Visa Inc Class A	38,451,880
		161,601,623
Industrial — 9.05%
98,852	3M Co	14,356,276
408,911	Amphenol Corp Class A	51,665,904
63,569	Boeing Co(a)	12,652,138
16,656	Celestica Inc(a)	4,691,662
13,847	Deere & Co	7,800,015
49,637	Eaton Corp PLC	17,753,666
27,058	GE Vernova Inc	23,618,928
51,374	General Electric Co	14,578,400
43,514	Rocket Lab Corp(a)	2,794,469
35,545	Rockwell Automation Inc	12,756,390
70,439	RTX Corp	13,587,683
5,502	Trane Technologies PLC	2,292,904
30,186	Union Pacific Corp	7,323,727
		185,872,162
Technology — 31.92%
200,678	Advanced Micro Devices Inc(a)	40,823,925
55,927	Analog Devices Inc	17,792,616
532,710	Apple Inc	135,196,466
32,668	ASML Holding NV	43,148,874
95,299	Broadcom Inc	29,495,993
652	Cloudflare Inc Class A(a)	134,534
2,258	Crowdstrike Holdings Inc Class A(a)	881,546

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP GROWTH FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
Technology — (continued)
55,137	International Business Machines Corp	$ 13,364,657
47,997	Intuit Inc	20,752,943
37,711	Lam Research Corp	8,057,332
8,529	Lumentum Holdings Inc(a)	5,993,840
380,648	Microchip Technology Inc	24,593,667
234,666	Microsoft Corp	86,866,313
717,194	NVIDIA Corp	125,078,636
9,900	Oracle Corp	1,456,389
8,261	Palantir Technologies Inc Class A(a)	1,208,419
1,639	ROBLOX Corp Class A(a)	92,702
243,717	ServiceNow Inc(a)	25,480,612
13,462	Snowflake Inc(a)	2,030,339
88,211	Synopsys Inc(a)	34,973,898
42,210	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	14,264,870
57,506	Texas Instruments Inc	11,164,215
19,968	Twilio Inc Class A(a)	2,512,374
37,594	Western Digital Corp	10,168,801
		655,533,961
Utilities — 0.15%
20,051	Vistra Corp	3,014,267
TOTAL COMMON STOCK — 96.34% (Cost $1,650,383,800)		$1,978,749,344
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
1,225,780	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 3.60%(d)	$ 1,225,780
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.06% (Cost $1,225,780)		$1,225,780
TOTAL INVESTMENTS — 96.40% (Cost $1,651,609,580)		$1,979,975,124
OTHER ASSETS & LIABILITIES, NET — 3.60%		$74,003,094
TOTAL NET ASSETS — 100.00%		$2,053,978,218

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of March 31, 2026.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of March 31, 2026.
ADR	American Depositary Receipt
See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP VALUE FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.61%
128,752	CF Industries Holdings Inc	$ 16,717,160
50,768	Eastman Chemical Co	3,874,614
281,974	Freeport-McMoRan Inc	16,574,431
330,951	International Paper Co	11,814,951
48,774	PPG Industries Inc	5,212,965
		54,194,121
Communications — 9.55%
195,311	Alphabet Inc Class A	56,163,633
49,163	Alphabet Inc Class C	14,102,898
171,572	Amazon.com Inc(a)	35,733,300
19,803	Charter Communications Inc Class A(a)	4,275,072
495,116	Cisco Systems Inc	38,416,050
253,375	Comcast Corp Class A	7,274,396
7,621	Meta Platforms Inc Class A	4,360,203
307,712	News Corp Class A	7,671,260
100,954	T-Mobile US Inc	21,203,368
5,384	Versant Media Group Inc	199,316
92,407	Walt Disney Co	8,906,187
		198,305,683
Consumer, Cyclical — 6.48%
59,664	BJ's Wholesale Club Holdings Inc(a)	5,872,131
333,835	General Motors Co	24,870,707
42,912	Hilton Worldwide Holdings Inc	13,048,681
28,517	Home Depot Inc	9,378,956
194,286	Las Vegas Sands Corp	10,468,130
189,594	Mattel Inc(a)	2,754,801
162,092	PulteGroup Inc	19,063,640
670,170	Southwest Airlines Co	25,178,287
192,235	Walmart Inc	23,890,966
		134,526,299
Consumer, Non-Cyclical — 21.36%
42,584	AbbVie Inc	9,261,594
119,852	AstraZeneca PLC	23,435,752
17,206	Avery Dennison Corp	2,971,132
145,873	Becton Dickinson & Co	22,935,612
14,508	Biogen Inc(a)	2,659,752
58,003	Booz Allen Hamilton Holding Corp	4,525,974
129,579	Boston Scientific Corp(a)	8,131,082
105,637	Bristol-Myers Squibb Co	6,406,884
30,400	Cigna Group	8,109,200
339,308	Coca-Cola Co	25,804,373
179,043	Colgate-Palmolive Co	15,259,835
90,197	Conagra Brands Inc	1,417,897
221,457	Corteva Inc	18,538,165
164,307	CVS Health Corp	11,800,529
42,068	Elevance Health Inc	12,315,407
12,635	Global Payments Inc	850,336
22,868	Johnson & Johnson	5,589,854
434,981	Kenvue Inc	7,499,072
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
67,226	Kimberly-Clark Corp	$ 6,485,292
145,021	Kroger Co	10,493,720
27,873	McKesson Corp	24,120,179
88,197	Medtronic PLC	7,642,270
87,978	Merck & Co Inc	10,582,874
257,912	Novo Nordisk A/S Sponsored ADR	9,478,266
224,666	Philip Morris International Inc	37,146,277
206,260	Procter & Gamble Co	29,792,194
25,920	Regeneron Pharmaceuticals Inc	20,026,829
142,910	Sanofi SA	13,800,861
18,432	Sanofi SA ADR	888,054
49,497	Thermo Fisher Scientific Inc	24,329,261
122,171	Tyson Foods Inc Class A	7,827,496
12,546	United Rentals Inc	9,140,514
67,011	UnitedHealth Group Inc	18,132,506
717,526	Viatris Inc	9,693,776
20,935	Waters Corp(a)	6,234,443
111,424	Zimmer Biomet Holdings Inc(b)	10,074,958
		443,402,220
Energy — 9.15%
54,976	Chevron Corp	11,374,534
242,432	ConocoPhillips	32,001,024
60,319	EOG Resources Inc	8,720,318
54,805	EQT Corp	3,487,790
70,688	Expand Energy Corp	7,760,129
314,383	Exxon Mobil Corp	53,338,219
42,755	Kinder Morgan Inc	1,433,575
7,146	Phillips 66	1,301,858
324,587	Shell PLC	15,031,068
110,234	SLB Ltd	5,664,925
80,695	South Bow Corp(b)	2,684,613
65,618	TC Energy Corp(b)	4,108,967
252,799	TotalEnergies SE(b)	23,175,632
60,501	Valero Energy Corp	14,948,587
66,783	Williams Cos Inc	4,860,467
		189,891,706
Financial — 22.03%
108,604	Allstate Corp	22,517,953
287,116	American International Group Inc	21,605,479
17,871	American Tower Corp REIT	3,084,177
101,329	Apollo Global Management Inc	11,290,077
735,252	Bank of America Corp	35,843,535
9,658	Blackrock Inc	9,288,195
116,943	Capital One Financial Corp	21,333,911
385,683	Charles Schwab Corp	36,246,488
46,604	Chubb Ltd	15,189,642
523,458	Citigroup Inc	59,365,371
50,861	CME Group Inc	15,021,796
66,992	Corebridge Financial Inc	1,598,429
6,924	CubeSmart REIT	253,765
282,635	Equitable Holdings Inc	10,488,585

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP VALUE FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
Financial — (continued)
178,444	Equity Residential REIT	$ 10,554,963
241,208	Fifth Third Bancorp	11,206,524
17,311	Goldman Sachs Group Inc	14,644,933
11,669	Hartford Insurance Group Inc	1,577,999
640,951	Huntington Bancshares Inc	10,030,883
96,934	JPMorgan Chase & Co	28,514,105
123,205	Loews Corp	13,150,902
272,776	MetLife Inc	19,290,719
12,231	Morgan Stanley	2,012,856
70,373	PNC Financial Services Group Inc	14,643,918
79,164	Prologis Inc REIT	10,463,897
4,277	Public Storage REIT	1,158,554
408,756	Rayonier Inc REIT	8,428,549
164,907	Rexford Industrial Realty Inc REIT	5,397,406
79,087	State Street Corp	10,009,251
16,517	Sun Communities Inc REIT	2,080,481
261,189	US Bancorp	13,584,440
180,264	Vornado Realty Trust REIT	4,685,061
107,489	Wells Fargo & Co	8,557,199
172,350	Weyerhaeuser Co REIT	4,210,511
		457,330,554
Industrial — 12.67%
15,054	3M Co	2,186,292
53,895	AGCO Corp	6,244,814
71,755	Ball Corp	4,241,438
58,411	Boeing Co(a)	11,625,541
132,820	CRH PLC	13,962,038
314,322	CSX Corp	12,902,918
15,814	Dover Corp	3,296,428
56,918	FedEx Corp	20,273,054
217,020	Fortive Corp	11,996,866
35,050	General Electric Co	9,946,139
97,529	Honeywell International Inc	22,044,480
121,318	Ingersoll Rand Inc	9,719,998
56,025	Johnson Controls International PLC	7,336,474
44,781	L3Harris Technologies Inc	15,456,162
22,180	Middleby Corp(a)	2,940,624
7,349	Norfolk Southern Corp	2,109,163
24,537	Northrop Grumman Corp	16,740,123
146,168	Otis Worldwide Corp	11,266,629
97,416	Ralliant Corp	4,051,531
18,910	Rockwell Automation Inc	6,786,421
91,562	RTX Corp	17,662,309
48,523	Siemens AG	11,821,914
128,507	StandardAero Inc(a)	3,319,336
167,845	Stanley Black & Decker Inc	11,927,066
5,694	TE Connectivity PLC	1,190,160
2,683	Teledyne Technologies Inc(a)	1,623,242
25,820	Union Pacific Corp	6,264,448
84,913	United Parcel Service Inc Class B	8,353,741
86,226	West Fraser Timber Co Ltd(b)	5,629,696
		262,919,045
Shares		Fair Value
Technology — 7.86%
83,557	Accenture PLC Class A	$ 16,568,518
38,627	Advanced Micro Devices Inc(a)	7,857,891
36,302	Applied Materials Inc	12,407,660
59,351	Fiserv Inc(a)	3,311,786
163,967	Intel Corp(a)	7,235,864
117,377	Marvell Technology Inc	11,626,192
86,775	Microsoft Corp	32,121,502
162,120	QUALCOMM Inc	20,877,814
41,505	Salesforce Inc	7,747,738
167,805	Samsung Electronics Co Ltd	19,626,716
35,450	Seagate Technology Holdings PLC	13,887,892
51,120	Texas Instruments Inc	9,924,437
		163,194,010
Utilities — 5.26%
129,429	Alliant Energy Corp	9,287,825
97,437	Ameren Corp	10,710,275
382,131	NextEra Energy Inc	35,492,327
58,733	NRG Energy Inc	8,583,240
268,573	PPL Corp	10,259,489
103,284	Sempra	10,036,106
227,029	Southern Co	21,912,839
36,706	Xcel Energy Inc	2,915,925
		109,198,026
TOTAL COMMON STOCK — 96.97% (Cost $1,617,428,590)		$2,012,961,664
CONVERTIBLE PREFERRED STOCK
Utilities — 0.14%
55,459	Southern Co 7.13%	2,863,368
TOTAL CONVERTIBLE PREFERRED STOCK — 0.14% (Cost $2,780,905)		$2,863,368
PREFERRED STOCK
Industrial — 0.23%
73,117	Boeing Co	4,746,024
TOTAL PREFERRED STOCK — 0.23% (Cost $4,071,737)		$4,746,024
EXCHANGE TRADED FUNDS
46,206	iShares Russell 1000 Value ETF(b)	9,872,836

TOTAL EXCHANGE TRADED FUNDS — 0.48% (Cost $10,259,965)		$9,872,836

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP VALUE FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
21,190,572	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 3.60%(d)	$ 21,190,572
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 1.02% (Cost $21,190,572)		$21,190,572
TOTAL INVESTMENTS — 98.84% (Cost $1,655,731,769)		$2,051,634,464
OTHER ASSETS & LIABILITIES, NET — 1.16%		$24,176,568
TOTAL NET ASSETS — 100.00%		$2,075,811,032
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of March 31, 2026.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of March 31, 2026.
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
As of March 31, 2026 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts::
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BB	USD	579,788	EUR	504,400	06/17/2026	$(5,370)
BB	USD	3,423,443	GBP	2,586,200	06/17/2026	1,316
CGM	USD	1,264,756	EUR	1,100,300	06/17/2026	(11,709)
CGM	USD	622,694	GBP	470,400	06/17/2026	248
GS	USD	3,235,472	EUR	2,814,800	06/17/2026	(29,997)
GS	USD	5,096,228	GBP	3,849,900	06/17/2026	1,940
HSB	DKK	14,455,900	USD	2,233,520	06/17/2026	12,976
HSB	USD	1,976,025	EUR	1,713,200	06/17/2026	(11,470)
HSB	USD	2,235,456	GBP	1,680,800	06/17/2026	11,377
MS	EUR	1,694,300	USD	1,958,450	06/17/2026	7,119
MS	USD	8,753,625	DKK	56,531,700	06/17/2026	(31,593)
MS	USD	707,971	EUR	610,000	06/17/2026	306
MS	USD	8,993,721	GBP	6,749,600	06/17/2026	62,473
SSB	USD	2,550,963	EUR	2,211,600	06/17/2026	(14,729)
SSB	USD	2,345,107	GBP	1,763,200	06/17/2026	11,995
TD	USD	1,941,926	EUR	1,683,500	06/17/2026	(11,114)
TD	USD	2,938,036	GBP	2,209,000	06/17/2026	15,030
UBS	USD	676,599	EUR	586,600	06/17/2026	(3,920)
WES	USD	322,651	EUR	280,700	06/17/2026	(2,991)
					Net Appreciation	$1,887
See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP VALUE FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Abbreviations
BB	Barclays Bank PLC
CGM	Citigroup Global Markets
GS	Goldman Sachs
HSB	HSBC Bank USA
MS	Morgan Stanley & Co LLC
SSB	State Street Bank
TD	Toronto Dominion Bank
UBS	UBS AG
WES	Westpac Banking
Currency Abbreviations
DKK	Danish Krone
EUR	Euro Dollar
GBP	British Pound
USD	U.S. Dollar
See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 1.60%
36,081	Air Products & Chemicals Inc	$ 10,481,170
18,780	Albemarle Corp	3,371,573
25,302	CF Industries Holdings Inc	3,285,212
116,955	Dow Inc	4,871,176
65,209	DuPont de Nemours Inc	2,986,572
41,309	Ecolab Inc	10,989,020
232,896	Freeport-McMoRan Inc	13,689,627
40,645	International Flavors & Fragrances Inc	2,948,795
84,147	International Paper Co	3,004,048
75,668	Linde PLC	37,513,168
43,217	LyondellBasell Industries NV Class A	3,481,561
51,435	Mosaic Co	1,311,592
176,837	Newmont Corp	19,142,605
37,086	Nucor Corp	6,271,243
37,747	PPG Industries Inc	4,034,399
33,379	Qnity Electronics Inc	3,851,269
37,358	Sherwin-Williams Co	11,975,107
21,998	Steel Dynamics Inc	3,959,640
		147,167,777
Communications — 16.21%
68,154	Airbnb Inc Class A(a)	8,606,487
944,167	Alphabet Inc Class A	271,504,661
758,411	Alphabet Inc Class C	217,557,776
1,584,271	Amazon.com Inc(a)	329,956,119
43,916	AppLovin Corp Class A(a)	17,478,568
167,334	Arista Networks Inc(a)	20,545,269
1,134,431	AT&T Inc	32,887,156
5,224	Booking Holdings Inc	21,994,712
20,748	CDW Corp	2,510,923
14,321	Charter Communications Inc Class A(a)	3,091,617
22,826	Ciena Corp(a)	8,861,738
640,581	Cisco Systems Inc	49,702,680
581,494	Comcast Corp Class A	16,694,692
126,517	Corning Inc	17,202,517
60,579	DoorDash Inc Class A(a)	9,095,937
73,246	eBay Inc	6,666,851
21,452	EchoStar Corp Class A(a)	2,511,386
18,962	Expedia Group Inc	4,378,136
9,160	F5 Inc(a)	2,650,263
6,150	FactSet Research Systems Inc	1,334,489
33,852	Fox Corp Class A	1,976,957
22,729	Fox Corp Class B	1,206,910
85,744	Gen Digital Inc	1,614,560
21,199	GoDaddy Inc Class A(a)	1,752,521
354,705	Meta Platforms Inc Class A	202,937,373
26,844	Motorola Solutions Inc	11,649,491
684,931	Netflix Inc(a)	65,856,115
65,325	News Corp Class A	1,628,552
19,473	News Corp Class B(b)	555,175
50,134	Omnicom Group Inc	3,775,592
130,947	Palo Alto Networks Inc(a)	20,993,423
Shares		Fair Value
Communications — (continued)
63,545	Paramount Skydance Corp Class B(b)	$ 573,176
128,071	Robinhood Markets Inc Class A(a)	8,875,320
76,778	T-Mobile US Inc	16,125,683
67,612	Trade Desk Inc Class A(a)	1,534,116
333,513	Uber Technologies Inc(a)	23,989,590
13,151	VeriSign Inc	3,266,182
683,356	Verizon Communications Inc	34,304,471
287,071	Walt Disney Co	27,667,903
401,619	Warner Bros Discovery Inc(a)	11,028,458
		1,486,543,545
Consumer, Cyclical — 8.16%
33,903	Aptiv PLC(a)	2,354,224
2,685	AutoZone Inc(a)	9,069,339
31,054	Best Buy Co Inc	1,993,667
183,283	Carnival Corp	4,743,364
22,918	Carvana Co(a)(b)	7,204,961
211,616	Chipotle Mexican Grill Inc(a)	6,773,828
144,966	Copart Inc(a)	4,812,871
72,003	Costco Wholesale Corp	71,745,950
22,390	Cummins Inc	12,046,268
18,664	Darden Restaurants Inc	3,658,891
22,621	Deckers Outdoor Corp(a)	2,264,136
105,263	Delta Air Lines Inc	6,997,884
35,707	Dollar General Corp	4,239,492
30,046	Dollar Tree Inc(a)	3,290,338
5,148	Domino's Pizza Inc	1,847,051
43,660	DR Horton Inc	5,991,025
186,061	Fastenal Co	8,633,230
635,006	Ford Motor Co	7,327,969
145,816	General Motors Co	10,863,292
21,762	Genuine Parts Co	2,301,332
21,246	Hasbro Inc	1,988,626
37,660	Hilton Worldwide Holdings Inc	11,451,653
161,321	Home Depot Inc	53,056,864
48,994	Las Vegas Sands Corp	2,639,797
36,127	Lennar Corp Class A	3,137,269
25,247	Live Nation Entertainment Inc(a)(b)	3,850,420
90,901	Lowe's Cos Inc	21,478,088
17,298	Lululemon Athletica Inc(a)	2,648,324
35,640	Marriott International Inc Class A	11,656,775
115,403	McDonald's Corp	35,866,098
30,393	MGM Resorts International(a)	1,124,845
193,079	NIKE Inc Class B	10,198,433
70,254	Norwegian Cruise Line Holdings Ltd(a)	1,313,750
445	NVR Inc(a)	2,932,474
136,429	O'Reilly Automotive Inc(a)	12,593,761
85,140	PACCAR Inc	9,833,670
6,328	Pool Corp	1,280,344
31,447	PulteGroup Inc	3,698,482
7,122	Ralph Lauren Corp	2,449,897
52,413	Ross Stores Inc	11,354,228

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
40,769	Royal Caribbean Cruises Ltd	$ 11,218,813
85,135	Southwest Airlines Co	3,198,522
184,621	Starbucks Corp	16,540,195
32,808	Tapestry Inc	4,629,537
73,376	Target Corp	8,893,171
456,006	Tesla Inc(a)	169,520,235
179,949	TJX Cos Inc	28,737,855
10,742	TKO Group Holdings Inc	2,166,124
85,626	Tractor Supply Co	3,878,858
7,198	Ulta Beauty Inc(a)	3,762,467
52,487	United Airlines Holdings Inc(a)	4,832,478
710,679	Walmart Inc	88,323,187
19,449	Williams-Sonoma Inc	3,546,136
7,089	WW Grainger Inc	7,732,752
13,894	Wynn Resorts Ltd	1,410,936
44,843	Yum! Brands Inc	6,972,190
		748,076,366
Consumer, Non-Cyclical — 13.84%
281,782	Abbott Laboratories	28,930,557
286,519	AbbVie Inc	62,315,017
45,835	Agilent Technologies Inc	5,224,273
11,854	Align Technology Inc(a)	2,032,131
272,026	Altria Group Inc	17,950,996
87,260	Amgen Inc	30,702,431
77,982	Archer-Daniels-Midland Co	5,668,512
65,248	Automatic Data Processing Inc	13,257,089
12,526	Avery Dennison Corp	2,162,990
77,558	Baxter International Inc	1,302,974
46,087	Becton Dickinson & Co	7,246,259
23,388	Biogen Inc(a)	4,287,722
24,030	Bio-Techne Corp	1,255,808
88,944	Block Inc(a)	5,352,650
240,321	Boston Scientific Corp(a)	15,080,143
330,007	Bristol-Myers Squibb Co	20,014,924
27,229	Brown-Forman Corp Class B	719,935
22,315	Bunge Global SA	2,838,468
35,429	Campbell's Co(b)	789,004
38,133	Cardinal Health Inc	8,057,884
31,524	Cencora Inc	9,902,949
75,704	Centene Corp(a)	2,478,549
7,955	Charles River Laboratories International Inc(a)	1,372,238
41,950	Church & Dwight Co Inc	3,914,774
42,693	Cigna Group	11,388,358
55,082	Cintas Corp	9,316,569
19,269	Clorox Co	1,996,846
627,361	Coca-Cola Co	47,710,805
130,622	Colgate-Palmolive Co	11,132,913
78,378	Conagra Brands Inc	1,232,102
22,383	Constellation Brands Inc Class A	3,357,450
31,032	Cooper Cos Inc(a)	2,218,788
11,109	Corpay Inc(a)	3,232,608
109,371	Corteva Inc	9,155,446
206,160	CVS Health Corp	14,806,411
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
101,952	Danaher Corp	$ 19,330,099
5,992	DaVita Inc(a)	920,910
64,165	Dexcom Inc(a)	4,029,562
92,981	Edwards Lifesciences Corp(a)	7,445,918
35,765	Elevance Health Inc	10,470,204
128,457	Eli Lilly & Co	118,150,895
19,187	Equifax Inc	3,455,003
39,683	Estee Lauder Cos Inc Class A	2,848,049
73,854	GE HealthCare Technologies Inc	5,256,928
85,031	General Mills Inc	3,164,854
201,050	Gilead Sciences Inc	28,020,339
39,308	Global Payments Inc	2,645,428
25,571	HCA Healthcare Inc	12,101,220
16,216	Henry Schein Inc(a)	1,195,119
24,011	Hershey Co	4,991,647
36,732	Hologic Inc(a)	2,776,572
52,384	Hormel Foods Corp	1,186,498
19,542	Humana Inc	3,388,387
12,940	IDEXX Laboratories Inc(a)	7,270,857
27,090	Incyte Corp(a)	2,549,711
11,211	Insulet Corp(a)	2,352,516
57,549	Intuitive Surgical Inc(a)	26,529,514
27,484	IQVIA Holdings Inc(a)	4,687,121
17,795	J M Smucker Co	1,716,150
390,724	Johnson & Johnson	95,508,574
310,506	Kenvue Inc	5,353,124
219,920	Keurig Dr Pepper Inc	5,790,494
53,788	Kimberly-Clark Corp	5,188,928
135,819	Kraft Heinz Co	3,054,569
93,324	Kroger Co	6,752,925
13,210	Labcorp Holdings Inc	3,524,560
41,093	McCormick & Co Inc	2,072,731
19,848	McKesson Corp	17,175,665
207,747	Medtronic PLC	18,001,278
402,207	Merck & Co Inc	48,381,480
57,731	Moderna Inc(a)	2,932,735
26,968	Molson Coors Beverage Co Class B	1,161,242
207,720	Mondelez International Inc Class A	11,972,981
115,576	Monster Beverage Corp(a)	8,374,637
24,862	Moody's Corp	10,846,047
149,192	PayPal Holdings Inc	6,747,954
221,462	PepsiCo Inc	34,390,834
921,358	Pfizer Inc	25,871,733
252,257	Philip Morris International Inc	41,708,172
376,981	Procter & Gamble Co	54,451,135
24,163	Quanta Services Inc	13,265,970
17,825	Quest Diagnostics Inc	3,493,344
16,334	Regeneron Pharmaceuticals Inc	12,620,302
23,214	ResMed Inc	5,211,079
19,666	Revvity Inc	1,722,938
46,766	Rollins Inc	2,497,772
49,586	S&P Global Inc	21,090,909
23,494	Solventum Corp(a)	1,534,158
16,972	STERIS PLC	3,753,018

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
55,812	Stryker Corp	$ 18,339,265
77,609	Sysco Corp	5,535,850
60,882	Thermo Fisher Scientific Inc	29,925,330
45,708	Tyson Foods Inc Class A	2,928,512
10,195	United Rentals Inc	7,427,669
146,789	UnitedHealth Group Inc	39,719,636
8,715	Universal Health Services Inc Class B	1,559,724
22,723	Verisk Analytics Inc	4,311,689
41,160	Vertex Pharmaceuticals Inc(a)	18,379,586
202,750	Viatris Inc	2,739,152
15,584	Waters Corp(a)	4,640,915
11,514	West Pharmaceutical Services Inc	2,885,869
30,993	Zimmer Biomet Holdings Inc	2,802,387
70,660	Zoetis Inc	8,352,719
		1,268,889,665
Energy — 4.00%
57,154	APA Corp	2,425,616
159,869	Baker Hughes Co	9,760,002
304,038	Chevron Corp	62,905,462
198,537	ConocoPhillips	26,206,884
122,937	Coterra Energy Inc	4,320,006
100,833	Devon Energy Corp	5,073,917
30,181	Diamondback Energy Inc	5,969,500
87,927	EOG Resources Inc	12,711,606
101,130	EQT Corp	6,435,913
37,955	Expand Energy Corp	4,166,700
677,605	Exxon Mobil Corp	114,962,464
17,101	First Solar Inc(a)	3,373,343
135,724	Halliburton Co	5,291,879
317,256	Kinder Morgan Inc	10,637,593
47,804	Marathon Petroleum Corp	11,672,781
116,545	Occidental Petroleum Corp	7,575,425
101,965	ONEOK Inc	9,216,616
65,292	Phillips 66	11,894,897
242,315	SLB Ltd	12,452,568
34,785	Targa Resources Corp	8,721,643
9,414	Texas Pacific Land Corp	4,467,508
49,426	Valero Energy Corp	12,212,176
197,896	Williams Cos Inc	14,402,871
		366,857,370
Financial — 13.54%
75,649	Aflac Inc	8,299,452
24,249	Alexandria Real Estate Equities Inc REIT	1,125,639
41,994	Allstate Corp	8,707,036
86,869	American Express Co	26,276,135
86,949	American International Group Inc	6,542,912
75,863	American Tower Corp REIT	13,092,437
14,795	Ameriprise Financial Inc	6,574,898
34,760	Aon PLC Class A	11,219,833
75,246	Apollo Global Management Inc	8,383,909
Shares		Fair Value
Financial — (continued)
58,209	Arch Capital Group Ltd(a)	$ 5,587,482
32,830	Ares Management Corp Class A	3,581,753
41,643	Arthur J Gallagher & Co	9,019,041
8,138	Assurant Inc	1,772,538
22,565	AvalonBay Communities Inc REIT	3,685,993
1,075,952	Bank of America Corp	52,452,660
111,528	Bank of New York Mellon Corp	13,230,566
297,382	Berkshire Hathaway Inc Class B(a)	142,505,453
23,382	Blackrock Inc	22,486,703
121,324	Blackstone Inc	13,951,047
47,442	Brown & Brown Inc	3,093,693
25,123	BXP Inc REIT(b)	1,303,884
16,060	Camden Property Trust REIT	1,568,420
101,297	Capital One Financial Corp	18,479,611
17,029	Cboe Global Markets Inc	4,786,341
47,086	CBRE Group Inc Class A(a)	6,378,269
270,933	Charles Schwab Corp	25,462,284
58,941	Chubb Ltd	19,210,640
25,494	Cincinnati Financial Corp	4,011,481
283,395	Citigroup Inc	32,139,828
69,340	Citizens Financial Group Inc	4,158,320
58,435	CME Group Inc	17,258,777
36,263	Coinbase Global Inc Class A(a)	6,331,883
68,294	CoStar Group Inc(a)	2,754,980
70,569	Crown Castle Inc REIT	5,737,965
52,333	Digital Realty Trust Inc REIT	9,430,930
15,923	Equinix Inc REIT	15,608,362
55,817	Equity Residential REIT	3,301,575
4,049	Erie Indemnity Co Class A	1,017,554
10,461	Essex Property Trust Inc REIT	2,531,562
6,669	Everest Group Ltd	2,179,763
33,824	Extra Space Storage Inc REIT	4,435,341
17,108	Federal Realty Investment Trust REIT	1,817,041
145,854	Fifth Third Bancorp	6,776,377
51,088	Franklin Resources Inc	1,206,699
12,686	Globe Life Inc	1,765,511
48,628	Goldman Sachs Group Inc	41,138,802
45,196	Hartford Insurance Group Inc	6,111,855
112,235	Healthpeak Properties Inc REIT	1,844,021
100,229	Host Hotels & Resorts Inc REIT	1,920,388
328,924	Huntington Bancshares Inc	5,147,661
72,171	Interactive Brokers Group Inc Class A	4,840,509
92,027	Intercontinental Exchange Inc	14,474,007
72,465	Invesco Ltd	1,760,175
91,392	Invitation Homes Inc REIT	2,271,091
48,135	Iron Mountain Inc REIT	4,916,509
437,327	JPMorgan Chase & Co	128,644,110
149,324	KeyCorp	2,993,946

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
Financial — (continued)
107,413	Kimco Realty Corp REIT	$ 2,413,570
111,233	KKR & Co Inc	10,289,052
27,703	Loews Corp	2,957,018
24,605	M&T Bank Corp	5,086,346
78,451	Marsh & McLennan Cos Inc	13,607,326
132,039	Mastercard Inc Class A	65,974,606
89,199	MetLife Inc	6,308,153
18,629	Mid-America Apartment Communities Inc REIT	2,274,973
195,034	Morgan Stanley	32,096,746
72,771	Nasdaq Inc	6,177,530
30,406	Northern Trust Corp	4,243,765
65,451	PNC Financial Services Group Inc	13,619,699
32,175	Principal Financial Group Inc	2,899,289
94,976	Progressive Corp	18,828,042
150,633	Prologis Inc REIT	19,910,670
56,392	Prudential Financial Inc	5,508,934
25,596	Public Storage REIT	6,933,444
28,640	Raymond James Financial Inc	4,146,786
149,069	Realty Income Corp REIT	9,120,041
26,966	Regency Centers Corp REIT	2,040,248
141,625	Regions Financial Corp	3,699,245
17,947	SBA Communications Corp REIT	3,088,858
52,700	Simon Property Group Inc REIT	9,830,131
45,268	State Street Corp	5,729,118
56,327	Synchrony Financial	3,831,362
35,423	T Rowe Price Group Inc	3,193,029
35,040	Travelers Cos Inc	10,220,467
204,580	Truist Financial Corp	9,404,543
47,801	UDR Inc REIT	1,614,718
251,893	US Bancorp	13,100,955
76,967	Ventas Inc REIT	6,294,361
173,198	VICI Properties Inc REIT	4,731,769
272,572	Visa Inc Class A	82,382,162
48,283	W R Berkley Corp	3,200,197
501,491	Wells Fargo & Co	39,923,699
113,069	Welltower Inc REIT	22,354,872
117,698	Weyerhaeuser Co REIT	2,875,362
15,491	Willis Towers Watson PLC	4,503,234
		1,241,719,972
Industrial — 8.50%
85,352	3M Co	12,395,671
18,084	A O Smith Corp	1,192,459
14,480	Allegion PLC	2,103,799
74,923	Amcor PLC	2,978,189
37,422	AMETEK Inc	8,021,780
199,192	Amphenol Corp Class A	25,167,910
12,794	Axon Enterprise Inc(a)	5,433,484
47,666	Ball Corp	2,817,537
127,264	Boeing Co(a)	25,329,354
18,002	Builders FirstSource Inc(a)	1,482,105
127,321	Carrier Global Corp	7,169,445
75,472	Caterpillar Inc	53,468,893
Shares		Fair Value
Industrial — (continued)
19,223	CH Robinson Worldwide Inc	$ 3,192,364
30,382	Coherent Corp(a)	7,237,296
5,703	Comfort Systems USA Inc	7,864,380
108,617	CRH PLC	11,417,819
301,338	CSX Corp	12,369,925
40,853	Deere & Co	23,012,495
23,296	Dover Corp	4,856,051
62,940	Eaton Corp PLC	22,511,750
7,265	EMCOR Group Inc	5,363,822
91,072	Emerson Electric Co	11,932,254
21,781	Expeditors International of Washington Inc	3,119,693
35,054	FedEx Corp	12,485,534
55,006	Fortive Corp	3,040,732
26,316	Garmin Ltd	6,105,575
43,677	GE Vernova Inc	38,125,653
9,240	Generac Holdings Inc(a)	1,804,849
41,126	General Dynamics Corp	14,115,266
169,959	General Electric Co	48,229,265
102,883	Honeywell International Inc	23,254,645
64,972	Howmet Aerospace Inc	14,973,447
8,615	Hubbell Inc	4,227,725
6,254	Huntington Ingalls Industries Inc	2,375,895
12,130	IDEX Corp	2,299,242
42,500	Illinois Tool Works Inc	11,062,325
58,773	Ingersoll Rand Inc	4,708,893
18,224	Jabil Inc	4,840,841
19,033	Jacobs Solutions Inc	2,422,520
12,148	JB Hunt Transport Services Inc	2,574,161
99,185	Johnson Controls International PLC	12,988,276
27,795	Keysight Technologies Inc(a)	7,848,474
30,266	L3Harris Technologies Inc	10,446,310
5,086	Lennox International Inc(b)	2,360,565
32,809	Lockheed Martin Corp	19,829,431
9,783	Martin Marietta Materials Inc	5,759,056
31,760	Masco Corp	1,917,351
3,447	Mettler-Toledo International Inc(a)	4,347,357
9,165	Nordson Corp	2,438,440
36,391	Norfolk Southern Corp	10,444,217
21,618	Northrop Grumman Corp	14,748,664
29,817	Old Dominion Freight Line Inc	5,826,242
62,991	Otis Worldwide Corp	4,855,346
14,482	Packaging Corp of America	3,073,370
20,453	Parker-Hannifin Corp	18,310,344
26,517	Pentair PLC	2,309,896
32,606	Republic Services Inc	7,141,366
18,207	Rockwell Automation Inc	6,534,128
217,515	RTX Corp	41,958,643
84,654	Smurfit WestRock PLC	3,373,462
8,272	Snap-on Inc	3,004,556
24,999	Stanley Black & Decker Inc	1,776,429
47,550	TE Connectivity PLC	9,938,901
7,640	Teledyne Technologies Inc(a)	4,622,276
28,222	Textron Inc	2,471,118

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
Industrial — (continued)
35,866	Trane Technologies PLC	$ 14,946,797
9,151	TransDigm Group Inc	10,605,643
38,554	Trimble Inc(a)	2,514,877
96,157	Union Pacific Corp	23,329,611
119,751	United Parcel Service Inc Class B	11,781,103
40,236	Veralto Corp	3,557,667
61,992	Vertiv Holdings Co Class A	15,533,955
21,411	Vulcan Materials Co	5,830,215
60,131	Waste Management Inc	13,817,503
27,675	Westinghouse Air Brake Technologies Corp	6,916,259
39,649	Xylem Inc	4,738,055
		778,980,946
Technology — 30.50%
99,711	Accenture PLC Class A	19,771,694
66,522	Adobe Inc(a)	16,170,167
264,444	Advanced Micro Devices Inc(a)	53,795,843
24,700	Akamai Technologies Inc(a)	2,836,795
79,182	Analog Devices Inc	25,190,962
2,380,935	Apple Inc	604,257,495
128,621	Applied Materials Inc	43,961,372
34,355	Autodesk Inc(a)	8,224,587
768,920	Broadcom Inc	237,988,429
18,605	Broadridge Financial Solutions Inc	3,022,940
44,110	Cadence Design Systems Inc(a)	12,256,846
76,605	Cognizant Technology Solutions Corp Class A	4,699,717
40,852	Crowdstrike Holdings Inc Class A(a)	15,949,030
53,197	Datadog Inc Class A(a)	6,279,906
48,159	Dell Technologies Inc Class C	7,904,337
36,498	Electronic Arts Inc	7,440,847
9,163	EPAM Systems Inc(a)	1,240,670
3,781	Fair Isaac Corp(a)	4,036,369
83,653	Fidelity National Information Services Inc	3,924,162
87,485	Fiserv Inc(a)	4,881,663
102,431	Fortinet Inc(a)	8,370,661
11,281	Gartner Inc(a)	1,786,234
217,113	Hewlett Packard Enterprise Co	5,169,461
149,336	HP Inc	2,868,745
760,865	Intel Corp(a)	33,576,972
151,473	International Business Machines Corp	36,715,541
45,094	Intuit Inc	19,497,744
11,791	Jack Henry & Associates Inc	1,863,450
21,240	KLA Corp	31,273,988
202,454	Lam Research Corp	43,256,324
20,374	Leidos Holdings Inc	3,168,565
11,570	Lumentum Holdings Inc(a)	8,130,933
87,689	Microchip Technology Inc	5,665,586
182,468	Micron Technology Inc	61,644,988
Shares		Fair Value
Technology — (continued)
1,204,274	Microsoft Corp	$ 445,786,105
7,893	Monolithic Power Systems Inc	8,629,812
11,906	MSCI Inc	6,417,453
32,095	NetApp Inc	3,286,207
3,940,790	NVIDIA Corp	687,273,771
40,783	NXP Semiconductors NV	8,028,541
69,566	ON Semiconductor Corp(a)	4,307,527
274,787	Oracle Corp	40,423,916
370,485	Palantir Technologies Inc Class A(a)	54,194,545
52,586	Paychex Inc	4,844,222
19,408	PTC Inc(a)	2,765,446
172,905	QUALCOMM Inc	22,266,706
17,276	Roper Technologies Inc	6,113,285
151,839	Salesforce Inc	28,343,786
23,918	Sandisk Corp(a)	15,196,062
35,338	Seagate Technology Holdings PLC	13,844,015
169,502	ServiceNow Inc(a)	17,721,434
27,142	Skyworks Solutions Inc	1,453,454
82,653	Super Micro Computer Inc(a)	1,882,009
31,002	Synopsys Inc(a)	12,291,673
28,260	Take-Two Interactive Software Inc(a)	5,581,350
25,378	Teradyne Inc	7,523,562
147,066	Texas Instruments Inc	28,551,393
6,856	Tyler Technologies Inc(a)	2,347,357
54,940	Western Digital Corp	14,860,721
34,003	Workday Inc Class A(a)	4,417,670
7,839	Zebra Technologies Corp Class A(a)	1,638,978
		2,796,814,023
Utilities — 2.51%
115,400	AES Corp	1,625,986
40,964	Alliant Energy Corp	2,939,577
44,975	Ameren Corp	4,943,652
87,646	American Electric Power Co Inc	11,488,638
31,629	American Water Works Co Inc	4,304,391
26,914	Atmos Energy Corp	4,971,554
104,040	CenterPoint Energy Inc	4,490,366
48,831	CMS Energy Corp	3,788,309
58,728	Consolidated Edison Inc	6,646,835
50,677	Constellation Energy Corp	14,151,552
138,375	Dominion Energy Inc	8,554,343
34,037	DTE Energy Co	4,976,890
126,282	Duke Energy Corp	16,535,365
62,354	Edison International	4,563,066
73,301	Entergy Corp	8,236,100
37,306	Evergy Inc	3,056,108
59,790	Eversource Energy	4,142,251
165,758	Exelon Corp	8,125,457
84,620	FirstEnergy Corp(b)	4,286,849
337,882	NextEra Energy Inc	31,382,480
76,257	NiSource Inc	3,558,152

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
Utilities — (continued)
34,504	NRG Energy Inc	$ 5,042,415
356,176	PG&E Corp	6,258,012
19,123	Pinnacle West Capital Corp	1,926,642
121,324	PPL Corp	4,634,577
80,886	Public Service Enterprise Group Inc	6,547,722
105,765	Sempra	10,277,185
178,927	Southern Co	17,270,034
51,611	Vistra Corp	7,758,682
52,748	WEC Energy Group Inc	6,106,636
95,857	Xcel Energy Inc	7,614,880
		230,204,706
TOTAL COMMON STOCK — 98.86% (Cost $5,498,338,045)		$9,065,254,370
GOVERNMENT MONEY MARKET MUTUAL FUNDS
17,632,186	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 3.60%(d)	17,632,186
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.19% (Cost $17,632,186)		$17,632,186
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.90%
82,702,500	U.S. Treasury Bills(e) 3.62%, 06/04/2026	$ 82,173,348
TOTAL SHORT TERM INVESTMENTS — 0.90% (Cost $82,173,348)		$82,173,348
TOTAL INVESTMENTS — 99.95% (Cost $5,598,143,579)		$9,165,059,904
OTHER ASSETS & LIABILITIES, NET — 0.05%		$4,846,587
TOTAL NET ASSETS — 100.00%		$9,169,906,491

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of March 31, 2026.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of March 31, 2026.
(e)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
REIT	Real Estate Investment Trust
As of March 31, 2026, the Fund held the following outstanding exchange traded futures contracts::
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized (Depreciation)
Long
S&P 500® Emini Futures	327	USD	107,432	Jun 2026	$(1,847,638)
				Net Depreciation	$(1,847,638)
See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the Funds' investment adviser,  Empower Capital Management, LLC ("ECM"), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Board approved ECM as the Funds' valuation designee to make all fair value determinations with respect to the Funds' investments, subject to oversight by the Board.
Each Fund generally values its securities, including Exchange Traded Funds, based on market prices determined at the close of regular trading on the New York Stock Exchange ("NYSE") on each day the NYSE is open for trading. The net asset value ("NAV") of each class of a Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities traded on more than one exchange, or upon one or more exchanges and in the OTC market, the last sale price as of the close of business on the market which the security is traded most extensively will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used.  For derivatives traded OTC, independent pricing services will be utilized when possible.  If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board and are utilized for all investment types when available.  In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities.  These classifications are not exclusive, and any inputs may be used to value any other security class.

March 31, 2026

Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data
Convertible Preferred Stock, Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices
Exchange Traded Funds	Exchange traded close price.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund
Short Term Investments	Maturity date, credit quality and interest rates
Futures Contracts	Exchange traded close price
Forward Foreign Currency Contracts	Foreign currency spot and forward rates
The Funds classify their valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes.  Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2026, the inputs used to value the investments of the Empower Large Cap Value Fund are detailed in the following table. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments. For the remaining Funds, all the investments were valued using Level 1 inputs, except for Short Term Investments, which were valued using Level 2 inputs.
Empower Large Cap Value Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$54,194,121	$—	$—	$54,194,121
Communications	198,305,683	—	—	198,305,683
Consumer, Cyclical	134,526,299	—	—	134,526,299
Consumer, Non-cyclical	406,165,607	37,236,613	—	443,402,220
Energy	151,685,006	38,206,700	—	189,891,706
Financial	457,330,554	—	—	457,330,554
Industrial	251,097,131	11,821,914	—	262,919,045
Technology	143,567,294	19,626,716	—	163,194,010
Utilities	109,198,026	—	—	109,198,026
	1,906,069,721	106,891,943	—	2,012,961,664
Convertible Preferred Stock	—	2,863,368	—	2,863,368
Preferred Stock	—	4,746,024	—	4,746,024
Exchange Traded Funds	9,872,836	—	—	9,872,836
Government Money Market Mutual Funds	21,190,572	—	—	21,190,572
Total investments, at fair value:	1,937,133,129	114,501,335	—	2,051,634,464

March 31, 2026

	Level 1	Level 2	Level 3	Total
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	124,780	—	124,780
Total Assets	$1,937,133,129	$114,626,115	$—	$2,051,759,244
Liabilities
Other Financial Investments
Forward Foreign Currency Contracts(a)	—	(122,893)	—	(122,893)
Total Liabilities	$—	$(122,893)	$—	$(122,893)
(a)	Forward Foreign Currency Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date
Futures Contracts
A Fund may use futures to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Forward Foreign Currency Contracts
A Fund may enter into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure.  A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
The following tables represent the average month-end volume of each Fund’s derivative transactions, if any, during the reporting period:
Empower Large Cap Value Fund
Forward Currency Exchange Contracts:
Average notional amount	$48,503,946
Empower S&P 500® Index Fund
Futures Contracts:
Average long contracts	519
Average notional long	$177,768,388

March 31, 2026